UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21200

The Denali Fund Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Item 1 – Schedule of Investments.

Schedule of Investments as of July 31, 2008 (Unaudited)
The Denali Fund, Inc.

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS (98.0%)

DOMESTIC COMMON STOCKS (61.2%)

Diversified (18.3%)
190	Berkshire Hathaway, Inc.*	$21,745,500

Diversified Financial Services (2.6%)
35,000	American Express Co.	1,299,200
50,000	Moody’s Corp.	1,740,500
		3,039,700
Industrial (1.4%)
60,000	General Electric Co.	1,697,400

Real Estate Investment Trust (REIT) (37.6%)
18,900	AvalonBay Communities, Inc.	1,884,519
161,175	Crystal River Capital, Inc.	472,243
42,800	EastGroup Properties, Inc.	1,985,920
180,600	Glimcher Realty Trust	1,681,386
106,300	HCP, Inc.	3,834,241
69,800	Highwoods Properties, Inc.	2,547,700
86,700	Kilroy Realty Corp.	3,971,727
112,000	LTC Properties, Inc.	3,273,760
68,000	Mack-Cali Realty Corp.	2,609,840
33,600	Nationwide Health Properties, Inc.	1,246,896
171,400	Tanger Factory Outlet Centers, Inc.	6,400,076
48,700	UDR, Inc.	1,243,798
301,200	Ventas, Inc.(1)	13,511,832
		44,663,938
Registered Investment Company (RIC) (1.3%)
30,000	Dreman/Claymore Dividend & Income Fund	332,100
93,600	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	1,212,120
		1,544,220
TOTAL DOMESTIC COMMON STOCKS (Cost $52,210,324)		72,690,758

AUCTION MARKET PREFERRED SECURITIES (28.7%)
160	Advent Claymore Global Convertible Securities & Income Fund Series W	4,000,000
65	Blackrock Preferred and Equity Advantage Trust Series F	1,625,000
30	Calamos Convertible Opportunities and Income Fund Series T	750,000
52	Cohen & Steers Premium Income Realty Fund, Inc. Series M	1,300,000
160	Cohen & Steers REIT and Preferred Income Fund, Inc.	4,000,000
159	Cohen & Steers REIT and Utility Income Fund, Inc.	3,975,000
120	Cohen & Steers Select Utility Fund, Inc.	3,000,000
28	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc. Series M	700,000
12	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc. Series T	300,000

48	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc. Series W	1,200,000
76	Gabelli Dividend & Income Trust Series C	1,900,000
80	Neuberger Berman Real Estate Securities Income Fund, Inc. Series A	2,000,000
121	PIMCO Corporate Opportunity Fund Series W	3,025,000
80	Pioneer Municipal and Equity Income Trust	2,000,000
93	TS&W/Claymore Tax-Advantaged Balanced Fund	2,325,000
80	Western Asset Premier Bond Fund Series M	2,000,000
TOTAL AUCTION MARKET PREFERRED SECURITIES (Cost $34,100,000)		34,100,000

DOMESTIC PREFERRED STOCKS (2.3%)

Real Estate Investment Trust (REIT) (2.3%)
22,800	Eagle Hospitality Properties Trust, Inc.	175,275
28,900	Glimcher Realty Trust Series F	424,830
8,500	Glimcher Realty Trust Series G	121,125
50,000	LBA Realty Fund II-WBP I LLC Series A	1,750,000
15,600	Strategic Hotels & Resorts, Inc. Series B	235,404
TOTAL DOMESTIC PREFERRED STOCKS (Cost $4,395,000)		2,706,634

HEDGE FUNDS (5.8%)
7	Ithan Creek Partners, L.P.*	6,958,000
TOTAL HEDGE FUNDS (Cost $7,000,000)		6,958,000
TOTAL LONG TERM INVESTMENTS (Cost $97,705,324)		116,455,392

SHORT TERM INVESTMENTS (2.6%)

Bank Deposits (2.6%)
3,175,853	Eurodollar Time Deposit, 1.776%, due 8/1/08	3,175,853	(2)
TOTAL SHORT TERM INVESTMENTS (Cost $3,175,853)		3,175,853

TOTAL INVESTMENTS (100.6%) (Cost $100,881,177)		119,631,245
OTHER ASSETS AND LIABILITIES (-0.6%)		(762,122)
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK (100.0%)		118,869,123
AUCTION PREFERRED STOCK (APs) REDEMPTION VALUE		(42,000,000)
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$76,869,123

* Non-income producing security.

(1) Security is being held as collateral for swap.

(2) At cost, which approximates market value.

See accompanying Notes to Quarterly Schedule of Investments

The Denali Fund Inc.

Notes to Quarterly Schedule of Investments

July 31, 2008 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: Investments in equity securities by the Fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

Interest rate swaps: The Fund may enter into interest rate swap transactions, with institutions that Management has determined are creditworthy, to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. Under the terms of the interest rate swap contracts, the Fund agrees to pay the swap counter party a fixed-rate payment in exchange for the counter party’s paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund’s variable-rate payment obligation on the Fund’s Preferred Shares. The fixed-rate and variable-rate payment flows are netted against each other, with the difference being paid by one party to the other on a monthly basis. The Fund segregates cash or liquid securities having a value at least equal to the Fund’s net payment obligations under any swap transaction, marked to market daily.

Risks may arise if the counter party to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counter party is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise from movements in interest rates unanticipated by Management.

At July 31, 2008, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable- rate Payments Received by the Fund(1)	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$13,000,000	February 12, 2010	3.923%	2.461%	$16,388	$(143,735)	$(160,123)
					$16,388	$(143,735)	$(160,123)

(1)  30 day LIBOR (London Interbank Offered Rate) at July 14, 2008.

Repurchase agreements: The Fund may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement. The Fund had no outstanding repurchase agreements as of July 31, 2008.

Note 2.  Unrealized Appreciation/ (Depreciation)

At July 31, 2008, based on cost of $100,284,578 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess value of over tax cost was $26,538,388 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $7,191,721.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)                                  Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	September 26, 2008

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	September 26, 2008